Shareholders' Equity (Narrative) (Details)	1 Months Ended			12 Months Ended
	May. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2002 USD ($) shares	Sep. 30, 2001 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) ₪ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2009 shares	Dec. 31, 2008 USD ($) shares	Aug. 31, 2007 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public offering	$ 11,904,000			$ 11,904,000
Public offering, price per share | $ / shares	$ 2.85
Public offering, shares | shares	4,655,982
Shares available for grant | shares				1,598,800	1,598,800
Vesting period (years)				4 years
Stock option terms, years				10 years
Number of shares authorized for grant | shares				3,000,000	3,000,000
Granted | shares				464,335		296,000	75,000
Unrecognized share-based compensation expense				$ 873,000	$ 873,000
Share based compensation expense				$ 270,000		$ 308,000	$ 380,000
Unrecognized compensation cost, recognition period				3 years 15 days
The intrinsic value of options exercised				$ 18,000
Aggregate intrinsic Value, Outstanding				45,100	45,100	205,660	813,000
Aggregate intrinsic Value, Outstanding, Vested and expected to vest				$ 38,100	$ 38,100	87,680	275,000
Treasury stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount			$ 3,000,000						$ 2,000,000
Treasury Stock, Shares, Retired | shares		761,619	250,000						1,080,757
Treasury Stock, Retired, Cost Method, Amount		$ 401,000	$ 592,000						$ 905,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares				670,129	670,129			1,500,000		300,000
Additional options available for grant | shares								1,200,000
Share based compensation expense				$ 0		0	19,000
Weighted average grant- date fair value, Vested | ₪ / shares					$ 0.00
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense				$ 270,000		$ 308,000	$ 361,000